Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (a)	Summary Compensation Table Total for Current PEO(1) (b)	Compensation Actually Paid to Current PEO(2) (c)	Summary Compensation Table Total for Former PEO 1(1) (b1)	Compensation Actually Paid to Former PEO 1(2) (c1)	Summary Compensation Table Total for Former PEO 2(1) (b1)	Compensation Actually Paid to Former PEO 2(2) (c1)	Average Summary Compensation Table Total for Non-PEO NEOs(1) (d)	Average Compensation Actually Paid to Non-PEO NEOs(2) (e)	Value of Initial Fixed $100 Investment Based On:		Net Income(4) (in Millions) (h)	Economic Profit(5) (in Millions) (i)
									Total Share holder Return (f)	Peer Group Total Share holder Return(3) (g)
2025	$11,711,611	$12,431,757	$23,696,453	$15,790,960	N/A	N/A	$4,583,430	$4,788,333	$128	$190	$2,889	$1,621
2024	N/A	N/A	$15,350,651	$11,276,787	N/A	N/A	$4,282,380	$3,295,035	$112	$159	$3,470	$2,341
2023	N/A	N/A	$14,074,235	$15,733,686	N/A	N/A	$4,114,993	$4,663,286	$119	$135	$3,668	$2,577
2022	N/A	N/A	$8,348,517	$9,301,674	$19,536,434	$9,694,786	$4,856,562	$3,422,243	$105	$114	$4,114	$2,890
2021	N/A	N/A	N/A	N/A	$20,006,806	$32,556,244	$4,076,812	$6,737,795	$126	$121	$3,730	$2,414

Company Selected Measure Name	Economic Profit
Named Executive Officers, Footnote	This table reflects the amounts reported in the “Summary Compensation Table” for Stephen F. Angel, our current PEO, Joseph R. Hinrichs, our former PEO 1, and James M. Foote, our former PEO 2, for each of the years listed. The non-PEO NEOs for whom the average compensation is presented in this table are: (i) for fiscal 2025, Messrs. Boone, Cory, Fortune, and Pelkey and Ms. Sorfleet; (ii) for fiscal 2024, Messrs. Pelkey, Boone, Cory, and Fortune; (iii) for fiscal 2023, Messrs. Pelkey, Boone, Fortune, and Goldman; (iv) for fiscal 2022, Messrs. Pelkey, Boone, Boychuk, and Fortune; and (v) for fiscal 2021, Messrs. Pelkey, Boone, Boychuk, Goldman, and Wallace and Ms. Sorfleet.
Peer Group Issuers, Footnote	Peer Group Total Shareholder Return is based on the S&P 500 Industrials Index, which is a peer group disclosed in the CD&A section of this Proxy Statement used by CSX to help determine executive pay.
PEO Total Compensation Amount	$ 11,711,611
PEO Actually Paid Compensation Amount	$ 12,431,757
Adjustment To PEO Compensation, Footnote
(2)Compensation “actually paid” for the current PEO and average compensation “actually paid” for the non-PEO NEOs in 2025 reflect the respective amounts set forth in columns (b) and (d), adjusted as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year.

	Calculation for Current PEO	Calculation for Average of Non-PEO NEOs
Calculation of Compensation “Actually Paid”	Year 2025 ($)	Year 2025 ($)
Summary Compensation Table Total	11,711,611	4,583,430
Less Stock and Option Award Values Reported in Summary Compensation Table for the Covered Year	(10,633,407)	(2,746,394)
Plus Fair Value for Awards Granted in the Covered Year	11,353,553	2,617,435
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year	—	66,710
Change in Fair Value of Outstanding Unvested Awards from Prior Years	—	314,622
Less Fair Value of Awards Forfeited during the Covered Year	—	—
Plus Fair Value of Incremental Dividends of Earnings Paid on Stock Awards	—	—
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	—	(91,813)
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	—	44,343
Compensation “Actually Paid”	12,431,757	4,788,333
Fair values set forth in the table above are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date.

Non-PEO NEO Average Total Compensation Amount	$ 4,583,430	$ 4,282,380	$ 4,114,993	$ 4,856,562	$ 4,076,812
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,788,333	3,295,035	4,663,286	3,422,243	6,737,795
Adjustment to Non-PEO NEO Compensation Footnote
(2)Compensation “actually paid” for the current PEO and average compensation “actually paid” for the non-PEO NEOs in 2025 reflect the respective amounts set forth in columns (b) and (d), adjusted as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year.

	Calculation for Current PEO	Calculation for Average of Non-PEO NEOs
Calculation of Compensation “Actually Paid”	Year 2025 ($)	Year 2025 ($)
Summary Compensation Table Total	11,711,611	4,583,430
Less Stock and Option Award Values Reported in Summary Compensation Table for the Covered Year	(10,633,407)	(2,746,394)
Plus Fair Value for Awards Granted in the Covered Year	11,353,553	2,617,435
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year	—	66,710
Change in Fair Value of Outstanding Unvested Awards from Prior Years	—	314,622
Less Fair Value of Awards Forfeited during the Covered Year	—	—
Plus Fair Value of Incremental Dividends of Earnings Paid on Stock Awards	—	—
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	—	(91,813)
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	—	44,343
Compensation “Actually Paid”	12,431,757	4,788,333
Fair values set forth in the table above are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date.

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between “Compensation Actually Paid” to our PEO, the average of “Compensation Actually Paid” to our other NEOs, the Company’s cumulative TSR and the peer group’s cumulative TSR over the five-year period from 2021 through 2025. The peer group TSR is based on the S&P 500 Industrials Index.

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between “Compensation Actually Paid” to our PEO, the average of “Compensation Actually Paid” to our other NEOs and our net income during fiscal years 2021 through 2025.

Compensation Actually Paid vs. Company Selected Measure
The following chart sets forth the relationship between “Compensation Actually Paid” to our PEO, the average of “Compensation Actually Paid” to our other NEOs and Economic Profit (CSX Cash Earnings or CCE) during fiscal years 2021 through 2025.

Total Shareholder Return Vs Peer Group
The following chart sets forth the relationship between “Compensation Actually Paid” to our PEO, the average of “Compensation Actually Paid” to our other NEOs, the Company’s cumulative TSR and the peer group’s cumulative TSR over the five-year period from 2021 through 2025. The peer group TSR is based on the S&P 500 Industrials Index.

Tabular List, Table

Most Important Performance Measures	Importance to the Company

Average Annual Operating Income Growth Rate	▶Measures the average increase in operating income for each year of the LTIP cycle ▶Aligns with the Company’s objective of profitable growth

Economic Profit
▶Measures the Company’s ability to grow operating income while remaining focused on cost control and asset utilization
▶Encourages investments in growth projects that earn more than an expected rate of return

Relative Total Shareholder Return (rTSR)	▶Designed to appropriately align NEO payouts with share price performance relative to a transportation-related peer group

Operating Income	▶Used to gauge the general health of the Company and to quantify operating profit margin ▶Aligns with the Company’s objective of profitable growth

Operating Margin	▶Key indicator of the Company’s efficiency ▶Encourages the Company to deliver results that grow the business while optimizing assets

Initiative-based Revenue Growth	▶Measures the Company’s ability to gain additional business on the CSX network through growth with new and existing customers ▶Directly supports profitable growth by driving operating income

Safety
▶Reinforces the critical importance on ensuring employees’ personal safety and the safety of fellow railroaders and upholding our commitment to protect customers’ freight and the communities in which we operate

Trip Plan Compliance (supplemental)	▶Ensures the Company successfully executes the service plan for customers’ shipments based on our commitments ▶Focuses on reliable and accurate service for customers

Fuel Efficiency (supplemental)	▶Indicates the Company’s fuel productivity over the distance traveled ▶Supports environmental stewardship by reducing carbon emissions

Total Shareholder Return Amount	$ 128	112	119	105	126
Peer Group Total Shareholder Return Amount	190	159	135	114	121
Net Income (Loss)	$ 2,889,000,000	$ 3,470,000,000	$ 3,668,000,000	$ 4,114,000,000	$ 3,730,000,000
Company Selected Measure Amount	1,621,000,000	2,341,000,000	2,577,000,000	2,890,000,000	2,414,000,000
PEO Name	Stephen F. Angel
Additional 402(v) Disclosure	Reflects “Net Income” in the Company’s Consolidated Statements of Income included in the Company’s 2025 and 2024 Annual Reports on Form 10-K, for each of the years ended December 31, 2025, 2024, 2023, and 2022. For the year ended December 31, 2021, see footnote 4 to the “Pay Versus Performance” table in the Company’s 2025 Proxy Statement.
Measure:: 1
Pay vs Performance Disclosure
Name	Economic Profit
Non-GAAP Measure Description	We determined Economic Profit (CSX Cash Earnings or CCE) to be the “most important” financial performance measure used to link performance to “Compensation Actually Paid” to our PEO and other NEOs in fiscal year 2025, in accordance with Item 402(v) of Regulation S-K. Economic Profit is a non-GAAP measure designed to measure whether returns on new investments exceed an expected rate of return and to encourage investments in profitable growth projects. As we previously explained, Economic Profit is calculated as gross cash earnings minus the capital charge on gross operating assets. See the Company’s 2025 and 2024 Annual Reports on Form 10-K for reconciliation to the corresponding GAAP amounts for the years ended December 31 2025, 2024, and 2023. See footnote 5 to the “Pay Versus Performance” table in the Company’s 2025 Proxy Statement for reconciliation to the corresponding GAAP amounts for the years ended December 31 2022 and 2021.
Measure:: 2
Pay vs Performance Disclosure
Name	Average Annual Operating Income Growth Rate
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return (rTSR)
Measure:: 4
Pay vs Performance Disclosure
Name	Operating Income
Measure:: 5
Pay vs Performance Disclosure
Name	Operating Margin
Measure:: 6
Pay vs Performance Disclosure
Name	Initiative-basedRevenue Growth
Measure:: 7
Pay vs Performance Disclosure
Name	Safety
Measure:: 8
Pay vs Performance Disclosure
Name	Trip Plan Compliance (supplemental)
Measure:: 9
Pay vs Performance Disclosure
Name	Fuel Efficiency (supplemental)
Stephen F. Angel [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 11,711,611
PEO Actually Paid Compensation Amount	12,431,757
Joseph R. Hinrichs [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	23,696,453	$ 15,350,651	$ 14,074,235	$ 8,348,517
PEO Actually Paid Compensation Amount	15,790,960	$ 11,276,787	$ 15,733,686	9,301,674
James M. Foote [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				19,536,434	$ 20,006,806
PEO Actually Paid Compensation Amount				$ 9,694,786	$ 32,556,244
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,633,407)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,353,553
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(91,813)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	44,343
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,746,394)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,617,435
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	314,622
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	66,710
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0